Convertible Debt	6 Months Ended
Apr. 30, 2022
Financial Instruments [Abstract]
Convertible Debt	Convertible Debt

	April 30, 2022	October 31, 2021
	$	$
Principal of convertible note at beginning of period	100,000,000	—
Issuance of convertible notes	1,827,778	100,000,000
Principal of convertible note at end of period	101,827,778	100,000,000

Conversion feature at beginning of period	29,028,938	—
Conversion feature issued	—	27,681,043
Fair value (gain) loss on embedded derivative	(17,559,830)	1,347,895
Conversion feature at end of period	11,469,108	29,028,938

Debt component at beginning of period	71,848,900	—
Debt component issued	1,827,778	72,318,957
Transaction costs	—	(1,599,737)
Accrued interest paid in kind	(1,827,778)	—
Accrued interest expense	5,208,363	1,129,680
Debt component at end of period	77,057,263	71,848,900
Total Convertible Debt at end of period	88,526,371	100,877,838
On September 29, 2021, the Company entered into a Note Purchase Agreement (the “KSP Note Purchase Agreement”) with Spring Creek Capital, LLC (an affiliate of Koch Strategic Platforms, being a subsidiary of Koch Investments Group) and issued a convertible note (the “KSP Note”) for a principal amount of $100 million to Spring Creek Capital, LLC. The KSP Note will mature on September 29, 2026 unless earlier repurchased, redeemed or converted. Interest on the KSP Note is payable semi-annually, and Li-Cycle is permitted to pay interest on the KSP Note in cash or by payment in-kind (“PIK”), at its election. Interest payments made in cash are based on an interest rate of LIBOR plus 5.0% per year, and PIK interest payments were based on an interest rate of LIBOR plus 6.0% per year. Under the terms of the KSP Note, LIBOR has a floor of 1% and a cap of 2%. Once the LIBOR interest rate is no longer published, the interest rate will instead be based on the sum of the Secured Overnight Financing Rate ("SOFR") and the average spread between the SOFR and LIBOR during the three-month period ending on the date on which LIBOR ceases to be published. The PIK election results in a new note under the same terms as the original KSP Note, issued in lieu of interest payments with an issuance date on the applicable interest date.

On the first interest payment date of December 31, 2021, the Company elected to pay the accrued interest in kind by issuing a new note (the "PIK Note") for the amount of $1,827,778 under the same terms as the original KSP Note, in lieu of cash payments.

The conversion feature has been recorded as an embedded derivative liability since the conversion ratio does not always result in a conversion of a fixed dollar amount of liability for a fixed number of shares. The KSP Note had an initial conversion price of approximately $13.43 per Li-Cycle common share, subject to customary anti-dilution adjustments, which price was established based on 125% of the 7-day volume-weighted average price of Li-Cycle’s common shares prior to the date of the KSP Note Purchase Agreement. Should the Company’s share price be equal to or greater than $17.46, for a period of twenty consecutive days, the Company can force conversion of the KSP Note. Li-Cycle will settle its conversion obligations through the delivery of its own common shares. As at April 30, 2022, no conversions had taken place.

The fair value of the embedded derivatives upon issuance of the original KSP Note was determined to be a liability of $27,681,043 whereas the remaining $72,318,957, net of transaction costs of $1,599,737, was allocated to the principal portion of the debt. During the three and six months ended April 30, 2022, the Company recognized a fair value gain of $2,861,556 and fair value gain of $17,559,830 on the embedded derivatives, respectively. The embedded derivatives were valued using the Barrier option pricing model. The assumptions used in the model were as follows:

	September 29, 2021 (issuance date)	October 31, 2021	April 30, 2022
Risk free interest rate	1.06%	1.23%	3.07%
Expected life of options	5 years	4.92 years	4.42 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	62%	65%
Share Price	12.56	12.94	6.49
Expected volatility was determined by calculating the average implied volatility of a group of listed entities that are considered similar in nature to the Company.